Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.14%	5.84%
Rate of increase in future compensation levels	5.00%	5.00%
Discount rate	5.84%	5.90%	6.11%
Rate of increase in future compensation levels	5.00%	5.00%	5.00%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.44%	5.57%
Discount rate	5.57%	5.60%	6.03%